Schedule of Investments

July 31, 2019 (Unaudited)

Schedule of Investments LSV Small Cap Value Fund

	Shares	Value (000)

Common Stock (99.0%)
Aerospace & Defense (0.8%)
Moog, Cl A	19,200	$1,564
Vectrus*	43,300	1,751

		3,315

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings*	43,500	1,986
Park-Ohio Holdings	16,500	505

		2,491

Aircraft (1.0%)
Hawaiian Holdings	87,300	2,269
SkyWest	31,800	1,931

		4,200

Apparel Retail (1.1%)
American Eagle Outfitters	82,400	1,458
Express*	102,107	252
Genesco*	44,800	1,764
Shoe Carnival	50,300	1,277

		4,751

Asset Management & Custody Banks (2.8%)
BlackRock Capital Investment	180,000	1,080
Brightsphere Investment Group	177,800	1,903
Legg Mason	37,100	1,397
New Mountain Finance	112,800	1,553
Oaktree Specialty Lending	241,300	1,286
PennantPark Investment	195,900	1,301
Prospect Capital	238,600	1,580
TPG Specialty Lending	81,778	1,596

		11,696

Automotive (2.1%)
American Axle & Manufacturing Holdings*	136,500	1,648
Cooper Tire & Rubber	22,700	611
Cooper-Standard Holdings*	21,400	1,059
Dana	152,800	2,553
Modine Manufacturing*	101,800	1,397
Tower International	51,800	1,595

		8,863

Automotive Retail (1.8%)
Group 1 Automotive	28,100	2,359
Lithia Motors, Cl A	10,700	1,411
Penske Automotive Group	46,000	2,115
Sonic Automotive, Cl A	57,897	1,596

		7,481

LSV Small Cap Value Fund

	Shares	Value (000)

Banks (21.4%)
Associated Banc-Corp	214,500	$4,648
Bank of NT Butterfield & Son	45,500	1,430
BankUnited	128,700	4,428
Berkshire Hills Bancorp	79,739	2,615
Camden National	56,700	2,535
Cathay General Bancorp	105,768	3,937
Central Pacific Financial	50,876	1,499
Dime Community Bancshares	83,200	1,679
Federal Agricultural Mortgage, Cl C	18,700	1,445
FGL Holdings	166,351	1,356
Financial Institutions	47,033	1,448
First Busey	17,700	478
First Commonwealth Financial	269,400	3,710
First Defiance Financial	43,000	1,235
First Horizon National	315,100	5,168
First Midwest Bancorp	102,806	2,224
Flagstar Bancorp	40,000	1,379
Flushing Financial	24,600	501
FNB	369,500	4,452
Fulton Financial	273,723	4,653
Great Southern Bancorp	24,200	1,451
Great Western Bancorp	55,500	1,877
Hancock Whitney	107,700	4,472
Hanmi Financial	81,600	1,754
Hope Bancorp	285,477	4,211
Horizon Bancorp	42,975	749
IBERIABANK	55,900	4,392
Lakeland Bancorp	78,500	1,286
OFG Bancorp	127,800	2,892
Old National Bancorp	76,665	1,350
Peoples Bancorp	48,605	1,575
Popular	44,100	2,538
Republic Bancorp, Cl A	5,330	255
TCF Financial	146,800	3,139
Walker & Dunlop	40,800	2,380
Washington Federal	92,100	3,369

		88,510

Broadcasting, Newspapers & Advertising (1.0%)
Entercom Communications, Cl A	354,200	2,012
Sinclair Broadcast Group, Cl A	42,600	2,140

		4,152

Building & Construction (3.4%)
Apogee Enterprises	44,100	1,788
Beazer Homes USA*	85,000	996
Builders FirstSource*	94,800	1,629
Cornerstone Building Brands*	123,300	718
JELD-WEN Holding*	66,268	1,452

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Building & Construction (continued)
KB Home	48,500	$1,274
MDC Holdings	55,404	2,002
Meritage Homes*	42,700	2,682
TRI Pointe Group*	124,400	1,703

		14,244

Business Services (0.5%)
Avis Budget Group*	53,700	1,953

Chemicals (0.9%)
Chemours	76,200	1,452
Kraton*	47,800	1,466
Rayonier Advanced Materials	163,800	762

		3,680

Coal & Consumable Fuels (0.4%)
Arch Coal	19,300	1,720

Commercial Printing (0.9%)
Deluxe	31,900	1,424
Ennis	70,700	1,437
LSC Communications	1,111	1
Quad	72,400	819
RR Donnelley & Sons	20,300	41

		3,722

Commercial Services (0.9%)
CSG Systems International	29,800	1,527
Sykes Enterprises*	84,300	2,385

		3,912

Commodity Chemicals (1.5%)
Cabot	44,177	1,976
Kronos Worldwide	103,700	1,391
Orion Engineered Carbons	39,900	777
Trinseo	48,700	1,890

		6,034

Computers & Services (0.1%)
DHI Group*	119,159	439

Consumer Products (0.0%)
Nautilus*	102,461	198

Diversified REIT’s (0.9%)
Global Net Lease	103,100	2,013
Lexington Realty Trust	175,400	1,731

		3,744

Electrical Components & Equipment (1.5%)
Atkore International Group*	95,400	2,603
Regal Beloit	43,000	3,424

		6,027

LSV Small Cap Value Fund

	Shares	Value (000)

Electrical Services (0.1%)
NorthWestern	3,000	$210

Financial Services (1.3%)
Arbor Realty Trust	116,631	1,422
Navient	147,100	2,082
Nelnet, Cl A	19,700	1,232
Regional Management*	32,800	791

		5,527

Food Distributors (0.2%)
SpartanNash	57,800	683

Food, Beverage & Tobacco (0.7%)
Universal	47,400	2,820

Footwear (0.3%)
Deckers Outdoor*	8,200	1,281

Forest Products (0.4%)
Boise Cascade	58,200	1,571

Gas/Natural Gas (1.3%)
National Fuel Gas	112,700	5,380

General Merchandise Stores (0.2%)
Big Lots	31,900	817

Health Care Distributors (0.6%)
Patterson	119,700	2,370

Health Care Facilities (0.3%)
Select Medical Holdings*	78,600	1,316

Health Care REIT’s (1.4%)
Industrial Logistics Properties Trust	121,525	2,598
Sabra Health Care	144,900	2,991

		5,589

Health Care Supplies (0.4%)
Lantheus Holdings*	75,100	1,699

Homefurnishing Retail (0.8%)
Aaron’s	34,600	2,181
Bed Bath & Beyond	60,000	583
Haverty Furniture	37,700	683

		3,447

Hotel & Resort REIT’s (1.8%)
Braemar Hotels & Resorts	152,858	1,394
DiamondRock Hospitality	168,200	1,694
RLJ Lodging Trust	123,300	2,131
Xenia Hotels & Resorts	108,500	2,325

		7,544

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Hotels & Lodging (0.2%)
Wyndham Destinations	20,100	$946

Household Products, Furniture & Fixtures (0.3%)
Ethan Allen Interiors	68,900	1,418

Human Resource & Employment Services (0.9%)
Kelly Services, Cl A	64,600	1,798
Kforce	61,800	2,107

		3,905

Information Technology (0.9%)
AVX	89,600	1,364
Belden	47,400	2,155

		3,519

Insurance (3.8%)
American Equity Investment Life Holding	101,100	2,608
American National Insurance	19,600	2,372
Axis Capital Holdings	25,700	1,636
CNO Financial Group	212,800	3,598
HCI Group	23,900	958
Heritage Insurance Holdings	111,200	1,495
MGIC Investment	141,400	1,817
Universal Insurance Holdings	54,674	1,357

		15,841

Internet Retail (0.1%)
PetMed Express	34,672	602

Leasing & Renting (1.2%)
Aircastle	74,900	1,557
CAI International*	20,843	475
Triton International	92,400	3,057

		5,089

Leisure Facilities (0.2%)
RCI Hospitality Holdings	39,159	664

Machinery (3.8%)
Briggs & Stratton	46,300	441
Greenbrier	24,600	711
Hurco	18,800	643
Hyster-Yale Materials Handling	18,100	1,119
Kennametal	41,900	1,449
Meritor*	74,800	1,850
Oshkosh	35,300	2,950
Terex	70,800	2,156
Timken	55,000	2,514
Trinity Industries	57,800	1,133
Wabash National	54,100	856

		15,822

LSV Small Cap Value Fund

	Shares	Value (000)

Marine (0.6%)
Matson	64,600	$2,643

Media & Entertainment (1.3%)
AMC Networks, Cl A*	46,100	2,460
TEGNA	179,800	2,731

		5,191

Metal & Glass Containers (0.6%)
Owens-Illinois	149,300	2,534

Mortgage REIT’s (3.3%)
AG Mortgage Investment Trust	88,700	1,451
Apollo Commercial Real Estate Finance	54,000	1,016
Dynex Capital	68,329	1,114
Granite Point Mortgage Trust	16,110	308
Ladder Capital, Cl A	81,613	1,374
MFA Financial	182,900	1,313
New York Mortgage Trust	260,600	1,592
PennyMac Mortgage Investment Trust	59,100	1,302
Redwood Trust	80,700	1,365
Two Harbors Investment	94,100	1,267
Western Asset Mortgage Capital	141,700	1,440

		13,542

Office Equipment (2.4%)
ACCO Brands	165,100	1,615
Herman Miller	67,400	3,056
Knoll	105,200	2,551
Pitney Bowes	190,200	770
Steelcase, Cl A	118,600	2,006

		9,998

Office REIT’s (1.9%)
Brandywine Realty Trust	175,100	2,583
City Office	90,600	1,121
Franklin Street Properties	150,600	1,214
Kite Realty Group Trust	152,100	2,420
Office Properties Income Trust	21,008	592

		7,930

Oil & Gas Equipment & Services (0.6%)
McDermott International*	105,999	681
ProPetro Holding*	88,200	1,599

		2,280

Oil & Gas Storage & Transportation (0.3%)
DHT Holdings	228,600	1,292

Paper & Paper Products (1.1%)
Domtar	47,200	2,004

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Paper & Paper Products (continued)
Mercer International	129,500	$1,687
Resolute Forest Products	156,620	955

		4,646

Petroleum & Fuel Products (3.6%)
Carrizo Oil & Gas*	125,800	1,199
CNX Resources*	164,500	1,352
Delek US Holdings	79,800	3,438
Denbury Resources*	480,000	543
Gulfport Energy*	257,300	973
Laredo Petroleum*	245,500	815
Midstates Petroleum*	14,111	64
PBF Energy, Cl A	74,300	2,075
Renewable Energy Group*	29,500	401
Southwestern Energy*	439,000	966
SRC Energy*	296,100	1,208
VAALCO Energy*	50,400	88
World Fuel Services	45,500	1,776

		14,898

Pharmaceuticals (1.0%)
Corcept Therapeutics*	100,000	1,126
Innoviva*	100,200	1,191
Lannett*	55,200	390
Mallinckrodt*	74,300	506
Supernus Pharmaceuticals*	25,500	851

		4,064

Real Estate Investment Trusts (REITs) (0.3%)
Summit Hotel Properties	125,200	1,391

Reinsurance (0.0%)
Maiden Holdings	4,804	2

Residential REIT’s (0.5%)
Preferred Apartment Communities, Cl A	132,900	1,926

Retail (2.1%)
Brinker International	20,700	825
Dick’s Sporting Goods	79,200	2,944
Dillard’s, Cl A	17,462	1,271
Ingles Markets, Cl A	16,700	526
Office Depot	571,300	1,165
Sally Beauty Holdings*	105,800	1,454
Signet Jewelers	28,200	511

		8,696

Retail REIT’s (0.5%)
Retail Value	263	10
SITE Centers	98,050	1,397
Washington Prime Group	225,600	819

		2,226

LSV Small Cap Value Fund

	Shares	Value (000)

Rubber & Plastic (0.2%)
Tupperware Brands	44,400	$680

Semi-Conductors/Instruments (6.7%)
Amkor Technology*	239,200	2,208
Axcelis Technologies*	22,300	358
Benchmark Electronics	66,900	1,810
Cirrus Logic*	35,428	1,738
Diodes*	80,000	3,408
Fabrinet*	25,600	1,374
Ichor Holdings*	50,100	1,263
Jabil	120,100	3,709
KEMET	91,400	1,839
Kulicke & Soffa Industries	67,700	1,532
Methode Electronics	86,800	2,600
Sanmina*	46,300	1,470
TTM Technologies*	95,700	1,001
Vishay Intertechnology	70,500	1,198
Vishay Precision Group*	35,200	1,434
ZAGG*	86,900	576

		27,518

Specialized REIT’s (2.8%)
Ashford Hospitality Trust	234,933	637
Chatham Lodging Trust	53,000	946
CoreCivic	71,700	1,217
CorEnergy Infrastructure Trust	42,600	1,724
Hersha Hospitality Trust, Cl A	75,400	1,178
Hospitality Properties Trust	65,100	1,609
Jernigan Capital	58,850	1,167
Outfront Media	81,200	2,207
Uniti Group	130,800	1,101

		11,786

Steel & Steel Works (1.4%)
Cleveland-Cliffs	202,700	2,161
Schnitzer Steel Industries, Cl A	47,500	1,265
United States Steel	64,300	966
Warrior Met Coal	53,800	1,331

		5,723

Technology Distributors (1.4%)
ScanSource*	32,300	1,097
SYNNEX	18,500	1,823
Tech Data*	29,900	3,030

		5,950

Telephones & Telecommunications (0.5%)
Ciena*	46,900	2,121

Thrifts & Mortgage Finance (0.5%)
Radian Group	98,200	2,239

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Trucking (0.6%)
Covenant Transportation Group, Cl A*	62,200	$1,048
Ryder System	26,000	1,385

		2,433

TOTAL COMMON STOCK (Cost 426,253)		410,901

	Number of Rights

Rights (0.0%)
Schulman Inc,*	1,395	—

TOTAL RIGHTS (Cost –)		—

	Face Amount (000)

Repurchase Agreement (0.9%)
South Street Securities 2.300%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $3,799 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $3,579, 0.000% - 3.000%, 10/30/19 - 02/15/49; total market value $3,875)	$3,799	3,799

TOTAL REPURCHASE AGREEMENT (Cost 3,799)		3,799

Total Investments – 99.9% (Cost $430,052)		$414,700

Percentages are based on Net Assets of $413,649 (000).

*    Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$410,901	$—	$—	$410,901
Rights	—	—		—
Repurchase Agreement	—	3,799	—	3,799

Total Investments in Securities	$410,901	$3,799	$—	$414,700

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-004-1300